Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Retained Earnings	Deferred Compensation	Common Stock Held By Deferred Compensation Trust	Accumulated Other Comprehensive Loss
Balance, shares at Dec. 31, 2023		5,534,499
Balance, amount at Dec. 31, 2023	$ 121,016	$ 50,625	$ 109,756	$ 1,910	$ (1,910)	$ (39,365)
Common stock repurchase, shares		(78,500)
Common stock repurchase, amount	(1,998)	$ (1,998)	0	0	0	0
Cash dividends declared on common stock ($0.92 per share)	(5,047)	$ 0	(5,047)	0	0	0
Restricted stock units exercised, shares		1,647
Restricted stock units exercised, amount	51	$ 51	0	0	0	0
Excise tax on stock repurchase	(20)	(20)	0	0	0	0
Equity incentive plan, net	0	0	0	(153)	153	0
Net earnings	16,353	0	16,353	0	0	0
Other comprehensive income	208	$ 0	0	0	0	208
Balance, shares at Dec. 31, 2024		5,457,646
Balance, amount at Dec. 31, 2024	130,563	$ 48,658	121,062	1,757	(1,757)	(39,157)
Cash dividends declared on common stock ($0.92 per share)	(5,247)	$ 0	(5,247)	0	0	0
Restricted stock units exercised, shares		1,795
Restricted stock units exercised, amount	50	$ 50	0	0	0	0
Equity incentive plan, net	0	0	0	(247)	247	0
Net earnings	19,830	0	19,830	0	0	0
Other comprehensive income	11,922	$ 0	0	0	0	11,922
Balance, shares at Dec. 31, 2025		5,459,441
Balance, amount at Dec. 31, 2025	$ 157,118	$ 48,708	$ 135,645	$ 1,510	$ (1,510)	$ (27,235)